TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Loss before taxes (Percentage)	23.00%	23.00%	23.00%
Loss before taxes	$ (60,614)	$ (24,951)	$ (27,045)
Theoretical tax benefit	(13,941)	(5,739)	(6,220)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	2,542	(1,478)	480
Share-based compensation	534	516	343
Impairment of intangible asset	1,542	0	0
Other	11	11	11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	9,312	6,690	5,386
Taxes on income for the reported year	$ 0	$ 0	$ 0